Accounts and notes receivable	12 Months Ended
Dec. 31, 2020
Accounts and notes receivable
Accounts and notes receivable
18	Accounts and notes receivable

Accounts and notes receivable comprised the following:

	As at 31 December
	2020	2019

Accounts receivable	30,045,678	26,911,837
Notes receivable	8,325,966	5,552,422

	38,371,644	32,464,259

Less: Loss allowance	155,929	195,320

Total	38,215,715	32,268,939

Analysed into:
Accounts receivable
- At amortized cost	28,789,790	25,547,258
- At fair value through other comprehensive income	1,255,888	1,364,579

Notes receivable
- At amortized cost	8,325,966	5,552,422

In 2020, the Group entered into an accounts receivable factoring arrangement (the “Factoring Arrangement”) and transferred certain accounts receivable, with the carrying amount of RMB200 million, to the banks. Under the Factoring Arrangement, the Group is not exposed to default risks of the accounts receivable after the transfer. Subsequent to the transfer, the Group did not retain any rights on the use of the accounts receivable, including the sale, transfer or pledge of the accounts receivable to any other third parties. The original carrying value in aggregate of the accounts receivable transferred and derecognized under the arrangement that have not been settled as at 31 December 2020 was RMB200 million (2019: RMB150 million).

In December 2019 and November 2020, the Group’s subsidiary, Shandong Power, entered into agreements of a single assets management plans (the “Assets Management Plans”) with Yingda Securities Co., Ltd. Under the Assets Management Plans, the Group is not exposed to default risks of the accounts receivable after the transfer. Subsequent to the transfer, the Group did not retain any rights on the use of the accounts receivable, including the sale, transfer or pledge of the accounts receivable to any other third parties. The original carrying value in aggregate of the accounts receivable transferred and derecognized under the arrangement that have not been settled as at 31 December 2020 was RMB1,220 million (2019: RMB1,000 million). The December 2019 Assets Management Plan expired in December 2020.

During the year ended 31 December 2020, the Group recognized RMB41,482 thousand loss on the date of transfer of the accounts receivable (2019: RMB10,528 thousand).

18	Accounts and notes receivable (continued)

The gross amounts of accounts receivable and notes receivable are denominated in the following currencies:

	As at 31 December
	2020	2019

RMB	35,113,954	29,382,384
S$(RMB equivalent)	996,686	1,077,008
US$(RMB equivalent)	21,640	39,146
PKR (RMB equivalent)	2,239,364	1,965,721

Total	38,371,644	32,464,259

The Group usually grants credit periods of about one month to domestic local power grid customers from the end of the month in which the sales are made. SinoSing Power provides credit periods that range from 5 to 60 days from the dates of billings. Certain accounts receivable of Singapore subsidiaries are backed by bankers’ guarantees and/or deposits from customers. It is not practicable to determine the fair value of the collateral that corresponds to these accounts receivable. Ruyi Pakistan Energy entered into an agreement with CPPA-G with a one-month credit period.

As at 31 December 2020, no accounts receivable was pledged to banks as collateral for loans (2019: Nil).

The Group, except for Singapore subsidiaries, does not hold any collateral or other credit enhancements over its accounts receivable. The accounts receivable are non-interest-bearing.

For the collateral of notes receivable, please refer to Note 26 for details.

Movements of loss allowance during the years are analyzed as follows:

	2020	2019
Beginning of the year	(195,320)	(146,913)
Provision	(24,105)	(64,838)
Reversal	441	16,596
Write-off	20	—
Others	62,772	—
Currency translation differences	263	(165)

End of the year	(155,929)	(195,320)

18	Accounts and notes receivable (continued)

Ageing analysis of accounts receivable and notes receivable based on the invoice date was as follows:

	As at 31 December
	2020	2019
Within 1 year	37,966,985	31,566,008
Between 1 to 2 years	174,604	696,401
Between 2 to 3 years	86,388	57,667
Over 3 years	143,667	144,183

Total	38,371,644	32,464,259

18	Accounts and notes receivable (continued)

As at 31 December 2020, the maturity period of the notes receivable ranged from 1 to 12 months (2019: from 1 to 12 months).